Property, Plant And Equipment	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Property, Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT

(in millions)	Cost	Accumulated Depreciation	Net Book Value
2018
Distribution
Electric	$10,880	$(3,076)	$7,804
Gas	4,767	(1,244)	3,523
Transmission
Electric	14,665	(3,212)	11,453
Gas	2,214	(639)	1,575
Generation	6,164	(2,279)	3,885
Other	3,877	(1,251)	2,626
Assets under construction	1,478	—	1,478
Land	310	—	310
	$44,355	$(11,701)	$32,654

2017
Distribution
Electric	$9,963	$(2,864)	$7,099
Gas	4,093	(1,157)	2,936
Transmission
Electric	12,571	(2,838)	9,733
Gas	1,954	(596)	1,358
Generation	6,079	(1,996)	4,083
Other	3,608	(1,130)	2,478
Assets under construction	1,717	—	1,717
Land	264	—	264
	$40,249	$(10,581)	$29,668

Electric distribution assets are those used to distribute electricity at lower voltages (generally below 69 kilovolts ("kV")). These assets include poles, towers and fixtures, low-voltage wires, transformers, overhead and underground conductors, street lighting, meters, metering equipment and other related equipment. Gas distribution assets are those used to transport natural gas at low pressures (generally below 2,070 kilopascals ("kPa")) or a hoop stress of less than 20% of standard minimum yield strength. These assets include distribution stations, telemetry, distribution pipe for mains and services, meter sets and other related equipment.

Electric transmission assets are those used to transmit electricity at higher voltages (generally at 69 kV and higher). These assets include poles, wires, switching equipment, transformers, support structures and other related equipment. Gas transmission assets are those used to transport natural gas at higher pressures (generally at 2,070 kPa and higher) or a hoop stress of 20% or more of standard minimum yield strength. These assets include transmission stations, telemetry, transmission pipe and other related equipment.

Generation assets are those used to generate electricity. These assets include hydroelectric and thermal generation stations, gas and combustion turbines, coal-fired generating stations, dams, reservoirs, photovoltaic systems and other related equipment.

Other assets include buildings, equipment, vehicles, inventory, information technology assets and the Aitken Creek natural gas storage facility.

As at December 31, 2018, assets under construction were primarily associated with ongoing transmission projects at ITC and the addition of gas-fired generation capacity at UNS Energy.

The cost of PPE under capital lease as at December 31, 2018 was $656 million (December 31, 2017 -$423 million) and related accumulated depreciation was $203 million (December 31, 2017 - $176 million).

Jointly-Owned Facilities

UNS Energy and ITC hold undivided interests in jointly-owned generating facilities and transmission systems, are entitled to their pro rata share of the PPE, and are proportionately liable for the associated operating costs and liabilities. As at December 31, 2018, interests in jointly-owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
(in millions, except as noted)%		Cost	Depreciation	Value
San Juan Unit 1	50.0	$397	$(183)	$214
Four Corners Units 4 and 5	7.0	239	(104)	135
Luna Energy Facility	33.3	79	(5)	74
Gila River Common Facilities	25.0	45	(16)	29
Springerville Coal Handling Facilities	83.0	284	(117)	167
Transmission Facilities	1.0-80.0	1,018	(397)	621
		$2,062	$(822)	$1,240